Taxes on Income	12 Months Ended
Dec. 31, 2011
Taxes on Income [Abstract]
Taxes on Income
Note 7 - Taxes on Income

A.	Israel tax reform

On July 14, 2009, the Knesset passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter alia, an additional gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: In the 2009 tax year - 26%, in the 2010  tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year  - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the company tax rate will be 18%.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

B.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (hereafter - the "Law")

Rates

Pursuant to the above Law, the Company was entitled to tax benefits relating to investments in "Approved Enterprises" in accordance with letters of approval received.

The period of benefits in respect of the Company's production facilities terminated in 2011. Due to tax losses the Company did not utilize the benefits granted to "Approved Enterprises"

C.	Measurement of results for tax purposes under the Income Tax Inflationary Adjustments Law ("the Inflationary Adjustments Law")

Under the Inflationary Adjustments Law, until December 31, 2007 the Company's results for tax purposes are measured in real terms, in accordance with the changes in the Israeli Consumer Price Index.

On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) - 2008 ("the 2008 Amendment") was passed by the Israeli Parliament. According to the 2008 Amendment, the Inflationary Adjustments Law will no longer be applicable subsequent to the 2007 tax year, except for certain transitional provisions.

Further, according to the 2008 Amendment, commencing with the 2008 tax year, the adjustment of income for the effects of inflation for tax purposes will no longer be calculated. Additionally, depreciation on fixed assets and tax loss carry forward will no longer be linked to future changes in the CPI, such that these amounts will continue to be linked only to the CPI as of the end of the 2007 tax year and will not be linked to CPI changes after this date.

D.           Tax benefits under the Law for Encouragement of Industry (Taxation), 1969

The Company believes that it currently qualifies as an "Industrial Company" under the above law.

As such it is entitled to certain tax benefits, mainly the right to deduct share issuance costs over three years for tax purposes in the event of a public offering, and to amortize know-how acquired from a third party over eight years for tax purposes. The Company utilizes certain such provisions in its tax filings.

Accelerated depreciation

The Company is entitled to claim accelerated depreciation for a period of five years, in respect of property and equipment under the Law for Encouragement of Industry (Taxation), 1969.  The Company has not utilized this benefit to date.

E.           Tax assessment and tax loss carry forwards

The Company has not received final tax assessments since its incorporation.  In accordance with the provisions of the Income Tax Ordinance, tax returns submitted up to and including the 2007 tax year can be regarded as final. The Company's Israeli tax loss carry forward are denominated in NIS and approximates $41,768 thousand as of December 31, 2011, and can be carried forward indefinitely against future taxable income.

The U.S. subsidiary is taxed under the U.S. Federal and State income tax rules. As of December 31, 2011, the U.S. subsidiary has Federal tax loss carry forwards of approximately $5,580 thousand, which will expire between 2017 and 2031. Following the change in control which occurred in the parent company in June 2008, the U.S. subsidiary might be exposed to an ownership change as defined in the Internal Revenue Code Section 382. An ownership change occurs when the ownership percentage of 5% or greater stockholders changes by more than 50% over a three-year period. As a result, the utilization of approximately $1.5 million of the tax loss carry forwards in the U.S. subsidiary might be severely limited.

F.           Deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Deferred tax assets:
Allowance for doubtful accounts	66	16
Severance pay	45	31
Vacation pay	58	73
Research and development	71	40
Tax loss carry forwards	12,649	9,747
Total gross deferred tax assets	12,889	9,907

Valuation allowance	(12,889)	(9,907)

Net deferred tax assets	-	-

The net change in valuation allowance for the year ended December 31, 2011 was an increase of $2,982 thousand (increase of $1,321 thousand in 2010).

Deferred tax assets for future benefits are included where their realization is more likely than not.

Because of history of taxable losses, management believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets. As such, the Company has recorded a full valuation allowance in regard of all its tax loss carry forwards as well as for other deductible temporary differences at December 31, 2011 and 2010.

G.	Loss before income tax expense and reconciliation of the theoretical income tax expense and the actual income tax expense

The components of loss before income tax expense are as follows:

	Year ended December 31
	2011	2010	2009
Israel	(3,587)	(2,923)	(6,273)
United States	(270)	(563)	(177)

Loss before income tax expense	(3,587)	(3,486)	(6,450)

A reconciliation of the theoretical income tax expense, assuming all loss is taxed at the Israeli statutory income tax rate of 24% for the year ended December 31, 2011, 25% for the year ended December 31, 2010 and 26% for the year ended December 31, 2009, and the actual income tax expense, is as follows:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Loss before income tax expense	(3,857)	(3,486)	(6,450)

Theoretical income tax benefit at Israeli
statutory tax rates	(926)	(873)	(1,677)
Non-deductible expense	14	11	13
Stock compensation expense	120	3	36
Change in valuation allowance	2,982	1,321	(1,021)
Adjustments arising from differences on the tax rate	(43)	(84)	(25)
Tax rate change	(3,141)	-	2,771
Financial reporting purposes and other**	994	(378)	(37)

Income tax expense for the reported year	-	-	-

**
Resulting from the difference between the changes in the Israeli CPI, which forms the basis for computation of taxable income of the Company, and the exchange rate of Israeli currency relative to the dollar.

H.           Accounting for uncertainty in income taxes

The total amount of gross unrecognized tax benefits as of January 1, 2007, was $0.6 million. There was no change in the unrecognized tax benefits during the years ended December 31, 2009 and 2010. The entire balance of the unrecognized tax benefits, if recognized, would not affect the effective tax rate as this amount would be offset by compensating adjustments in the Company's deferred tax assets that would be subject to a valuation allowance based on the conditions existing at the Company's reporting date.

The Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next year.

The Company and its subsidiaries account for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of the ended years December 31, 2009, 2010, and 2011, no interest and penalties related to unrecognized tax benefits had been accrued.

The Company and its subsidiaries file income tax returns in Israel and in the U.S.  The Israeli tax returns of the Company and its Israeli subsidiary are open to examination by the Israeli Tax Authorities for the tax years beginning in 2008.  The U.S. tax returns of the U.S. subsidiary are open to examination by the U.S. tax authorities for tax years beginning in 2006.